Nov. 21, 2023
GraniteShares 1.5x Long NVDA Daily ETF
GraniteShares 1.5x Long NVDA Daily ETF	The Fund seeks daily investment results, before fees and expenses, of 1.5 times (150%) the daily percentage change of the common stock of NVIDIA Corporation (NASDAQ: NVDA).	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of NVIDIA Corporation (NASDAQ: NVDA).

NVDL	GraniteShares 1.5x Long NVDA Daily ETF	GraniteShares 2x Long NVDA Daily ETF	150%	200%

NVDL
GraniteShares 1.5x Long COIN Daily ETF
GraniteShares 1.5x Long COIN Daily ETF	The Fund seeks daily investment results, before fees and expenses, of 1.5 times (150%) the daily percentage change of the common stock of Coinbase Global, Inc. Class A (NASDAQ: COIN).	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Coinbase Global, Inc. Class A (NASDAQ: COIN).

CONL	GraniteShares 1.5x Long COIN Daily ETF	GraniteShares 2x Long COIN Daily ETF	150%	200%

CONL
GraniteShares 1.75x Long BABA Daily ETF
GraniteShares 1.75x Long BABA Daily ETF	The Fund seeks daily investment results, before fees and expenses, of 1.75 times (175%) the daily percentage change of the ADR of Alibaba Group Holding Limited (NYSE: BABA).	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the ADR of Alibaba Group Holding Limited (NYSE: BABA).

BABX	GraniteShares 1.75x Long BABA Daily ETF	GraniteShares 2x Long BABA Daily ETF	175%	200%

BABX
GraniteShares 1.5x Long META Daily ETF
GraniteShares 1.5x Long META Daily ETF	The Fund seeks daily investment results, before fees and expenses, of 1.50 times (150%) the daily percentage change of the common stock of Meta Platforms, Inc. Class A (NASDAQ: META).	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Meta Platforms, Inc. Class A (NASDAQ: META).

FBL	GraniteShares 1.5x Long META Daily ETF	GraniteShares 2x Long META Daily ETF	150%	200%

FBL
GraniteShares 1.75x Long GOOGL Daily ETF
GraniteShares 1.75x Long GOOGL Daily ETF	The Fund seeks daily investment results, before fees and expenses, of 1.75 times (175%) the daily percentage change of the common stock of Alphabet Inc. Class A (NASDAQ: GOOGL).	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Alphabet Inc. Class A (NASDAQ: GOOGL).

GOOL	GraniteShares 1.75x Long GOOGL Daily ETF	GraniteShares 2x Long GOOGL Daily ETF	175%	200%

GOOL
GraniteShares 1.5x Long AMZN Daily ETF
GraniteShares 1.5x Long AMZN Daily ETF	The Fund seeks daily investment results, before fees and expenses, of 1.5 times (150%) the daily percentage change of the common stock of Amazon.com, Inc. (NASDAQ: AMZN).	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Amazon.com, Inc. (NASDAQ: AMZN).

AMZZ	GraniteShares 1.5x Long AMZN Daily ETF	GraniteShares 2x Long AMZN Daily ETF	150%	200%

AMZZ
GraniteShares 1.75x Long AAPL Daily ETF
GraniteShares 1.75x Long AAPL Daily ETF	The Fund seeks daily investment results, before fees and expenses, of 1.75 times (175%) the daily percentage change of the common stock of Apple Inc. (NASDAQ: AAPL).	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Apple Inc. (NASDAQ: AAPL).

AAPB	GraniteShares 1.75x Long AAPL Daily ETF	GraniteShares 2x Long AAPL Daily ETF	175%	200%

AAPB
GraniteShares 1.25x Long AMD Daily ETF
GraniteShares 1.25x Long AMD Daily ETF	The Fund seeks daily investment results, before fees and expenses, of 1.25 times (125%) the daily percentage change of the of the common stock of Advanced Micro Devices, Inc. (NASDAQ: AMD).	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the of the common stock of Advanced Micro Devices, Inc. (NASDAQ: AMD).

AMDL	GraniteShares 1.25x Long AMD Daily ETF	GraniteShares 2x Long AMD Daily ETF	125%	200%

AMDL
GraniteShares 1.25x Long PLTR Daily ETF
GraniteShares 1.25x Long PLTR Daily ETF	The Fund seeks daily investment results, before fees and expenses, of 1.25 times (125%) the common stock of Palantir Technologies Inc. (NYSE: PLTR).	The Fund seeks daily investment results, before fees and expenses, of 1.25 times (125%) the common stock of Palantir Technologies Inc. (NYSE: PLTR).

PTIR	GraniteShares 1.25x Long PLTR Daily ETF	GraniteShares 2x Long PLTR Daily ETF	125%	200%

PTIR
GraniteShares 1.5x Long UBER Daily ETF
GraniteShares 1.5x Long UBER Daily ETF	The Fund seeks daily investment results, before fees and expenses, of 1.5 times (150%) the daily percentage change of the common stock of Uber Technologies, Inc. (NYSE: UBER).	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Uber Technologies, Inc. (NYSE: UBER).

UBRL	GraniteShares 1.5x Long UBER Daily ETF	GraniteShares 2x Long UBER Daily ETF	150%	200%

UBRL
GraniteShares 1.5x Long DIS Daily ETF
GraniteShares 1.5x Long DIS Daily ETF	The Fund seeks daily investment results, before fees and expenses, of 1.5 times (150%) of the common stock of Walt Disney Co (NYSE: DIS).	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) of the daily percentage change of the common stock of Walt Disney Co (NYSE: DIS).

DISL	GraniteShares 1.5x Long DIS Daily ETF	GraniteShares 2x Long DIS Daily ETF	150%	200%

DISL
GraniteShares 1.25x Long F Daily ETF
GraniteShares 1.25x Long F Daily ETF	The Fund seeks daily investment results, before fees and expenses, of 1.25 times (125%) the daily percentage change of the common stock of Ford Motor Company (NYSE: F).	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Ford Motor Company (NYSE: F).

FORL	GraniteShares 1.25x Long F Daily ETF	GraniteShares 2x Long F Daily ETF	125%	200%

FORL